CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Millions	Total	Share capital	Additional Paid-in Capital	Accumulated other comprehensive loss	Retained earnings
Beginning Balance at Dec. 31, 2009	4,658	1,771	31	(1,745)	4,601
Net income	651				651
Other comprehensive loss (Note 9)	(341)			(341)
Dividends declared	(179)				(179)
Effect of stock-based compensation expense	1		1
Shares issued under stock option plans (Note 22)	34	42	(8)
Ending Balance at Dec. 31, 2010	4,824	1,813	24	(2,086)	5,073
Net income	570				570
Other comprehensive loss (Note 9)	(650)			(650)
Dividends declared	(198)				(198)
Effect of stock-based compensation expense	16		16
Change to stock compensation awards (Note 24)	57		57
Shares issued under stock option plans (Note 22)	30	41	(11)
Ending Balance at Dec. 31, 2011	4,649	1,854	86	(2,736)	5,445
Net income	484				484
Other comprehensive loss (Note 9)	(32)			(32)
Dividends declared	(232)				(232)
Effect of stock-based compensation expense	25		25
Shares issued under stock option plans (Note 22)	203	273	(70)
Ending Balance at Dec. 31, 2012	5,097	2,127	41	(2,768)	5,697